Subsequent Event	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Event
Subsequent Event

On March 14, 2017 the Bank was notified that a shared national credit syndicated loan in which it has a $4.3 million participation had further deteriorated. The credit was classified as Special Mention by the Bank. In response to the recent notification, the credit will be down-graded to a classification of Doubtful by the Bank in the first quarter of 2017 due to excessive leverage, an inability to de-lever over a reasonable period and on-going fraud litigation. As of the date of the notification, management has not been able to identify a loss, if any. The syndicated loan is a senior debt facility that is collateralized by the assets of the borrower. The borrower has paid all principal and interest to date.
The shared national credit program was established in 1977 by the Board of Governors of the Federal Reserve System, the FDIC and the Office of the Comptroller of the Currency to provide an efficient and consistent review and classification of any large syndicated loan that totals $20 million or more and is shared by three or more lending institutions or a portion of which is sold to two or more institutions.
At December 31, 2016, the Bank was a participant in the syndicated loan facility for $4.3 million and the outstanding balance of the Bank’s loan participation was $4.0 million. The Bank has been monitoring the financial condition of the borrower and increased the allowance for loan losses qualitative factors in the third quarter of 2016 to reflect the uncertainty of the borrower’s future financial performance and the Bank’s inability to measure a potential loss for this credit.
At this time, there is no additional information available to the Bank that would change management’s estimate of the allowance for loan losses with respect to this loan. Due to the change in the circumstances, the loan will be placed on non-accrual in the first quarter of 2017 and will be down-graded to the Doubtful classification. Management will continue to monitor the financial condition of the borrower and will consider any new information or developments of the borrower in its evaluation of the adequacy of its allowance for loan losses.